Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Preferred Stock Series A [Member]	Series C Convertible Preferred Stock [Member]	Warrants [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Distributions In Excess Of Retained Earnings[Member]	Total Shareholder Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 8			$ 28	$ 120,345	$ (54,420)	$ 65,961	$ 408	$ 66,369
Deferred compensation					30		30		30
Common stock offerings			252	1	1,209		1,462		1,462
Preferred dividends						(1,474)	(1,474)		(1,474)
Net loss						(10,585)	(10,585)	(73)	(10,658)
Balance at Dec. 31, 2010	8		252	29	121,584	(66,479)	55,394	335	55,729
Deferred compensation					29		29		29
Common stock offerings					89		89		89
Conversion of OP Units					119		119	(119)
Preferred dividends						(1,474)	(1,474)		(1,474)
Net loss						(17,445)	(17,445)	(81)	(17,526)
Balance at Dec. 31, 2011	8		252	29	121,821	(85,398)	36,712	135	36,847
Stock-based compensation					44		44		44
Preferred stock offering		30			13,129		13,159		13,159
Preferred dividends						(3,169)	(3,169)		(3,169)
Net loss						(10,210)	(10,210)	(20)	(10,230)
Balance at Dec. 31, 2012	8	30	252	29	134,994	(98,777)	36,536	115	36,651
Stock-based compensation					12		12		12
Preferred dividends						(837)	(837)		(837)
Net loss						(4,058)	(4,058)	(7)	(4,065)
Balance at Mar. 31, 2013			$ 252	$ 29	$ 135,006	$ (103,672)	$ 31,653	$ 108	$ 31,761